Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Measurement [Abstract]
Summary of Fair Values of Financial Assets Measured at Fair Value on Recurring Basis
The fair values of our financial assets and liabilities measured at fair value on a recurring basis at December 31, 2019 and 2018, are summarized in the following table:

(CAD$ in millions)	2019				2018
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets
Cash equivalents	$877	$—	$—	$877	$1,296	$—	$—	$1,296
Marketable equity securities	53	—	36	89	44	—	36	80
Debt securities	104	—	2	106	90	—	3	93
Settlement receivables	—	465	—	465	—	557	—	557
Derivative instruments and embedded derivatives	—	29	—	29	—	86	—	86
	$1,034	$494	$38	$1,566	$1,430	$643	$39	$2,112

Financial liabilities
Derivative instruments and embedded derivatives	$—	$33	$—	$33	$—	$45	$—	$45
Settlement payables	$—	$16	$—	$16	$—	$45	$—	$45
	$—	$49	$—	$49	$—	$90	$—	$90

Summary of Fair Values of Financial Liabilities Measured at Fair Value on Recurring Basis
The fair values of our financial assets and liabilities measured at fair value on a recurring basis at December 31, 2019 and 2018, are summarized in the following table:

(CAD$ in millions)	2019				2018
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets
Cash equivalents	$877	$—	$—	$877	$1,296	$—	$—	$1,296
Marketable equity securities	53	—	36	89	44	—	36	80
Debt securities	104	—	2	106	90	—	3	93
Settlement receivables	—	465	—	465	—	557	—	557
Derivative instruments and embedded derivatives	—	29	—	29	—	86	—	86
	$1,034	$494	$38	$1,566	$1,430	$643	$39	$2,112

Financial liabilities
Derivative instruments and embedded derivatives	$—	$33	$—	$33	$—	$45	$—	$45
Settlement payables	$—	$16	$—	$16	$—	$45	$—	$45
	$—	$49	$—	$49	$—	$90	$—	$90